Significant Accounting Policies - Summary of Subsidiaries Wholly-owned and Jurisdiction of Incorporation (Details)	12 Months Ended
Mar. 31, 2020
Biodroga Nutraceuticals Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Biodroga Nutraceuticals Inc.
Jurisdiction of Incorporation	Quebec
SugarLeaf Labs, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	SugarLeaf Labs, Inc.
Jurisdiction of Incorporation	Delaware (with a Certificate of Authority to operate in North Carolina)
Neptune Holding USA, Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	Neptune Holding USA, Inc.
Jurisdiction of Incorporation	Delaware
9354-7537 Québec Inc.
Disclosure Of Significant Accounting Policies [Line Items]
Subsidiary	9354-7537 Québec Inc.
Jurisdiction of Incorporation	Quebec